     As filed with the Securities and Exchange Commission on November 9, 1995

                                       1933 Act Registration No. 2-94983
                                       1940 Act Registration No. 811-4180

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [  X  ]
                                                                       -----
          Pre-Effective Amendment No._____              [_____]

          Post-Effective Amendment No. 30               [  X  ]
                                       ----              -----
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]
                                                                       -----
              Amendment No.  29
                            ----
                          (Check appropriate box or boxes.)

                               PAINEWEBBER OLYMPUS FUND
                  (Exact Name of Registrant as Specified in Charter)

                             1285 Avenue of the Americas
                              New York, New York  10019
                 (Address of principal executive offices) (zip code)

          Registrant's telephone number, including area code: (212) 713-2000

                                GREGORY K. TODD, ESQ.
                       Mitchell Hutchins Asset Management Inc.
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Name and address of agent for service)

                                     Copies to:
                                ELINOR W. GAMMON, ESQ.
                             Kirkpatrick & Lockhart LLP
                     1800 M Street, N.W.; South Lobby, 9th Floor
                             Washington, D.C.  20036-5891
                               Telephone (202) 778-9000

     It is proposed that this filing will become effective:

     ______   Immediately upon filing pursuant to Rule 485(b)
     __X___   On November 14, 1995 pursuant to Rule 485(b)
     ______   60 days after filing pursuant to Rule 485(a)(i)
     ______   On _________________ pursuant to Rule 485(a)(i)
     ______   75 days after filing pursuant to Rule 485(a)(ii)
     ______   On _________________ pursuant to Rule 485(a)(ii)

     __X___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on October 30, 1995.

                               PaineWebber Olympus Fund
                               ------------------------

                          Contents of Registration Statement
                          ----------------------------------

     This registration statement consists of the following papers and documents:

     . Cover Sheet

     . Contents of Registration Statement

     . Cross Reference Sheet

     . PaineWebber Growth Fund -- Class A, B and C Shares
       --------------------------------------------------

              Part A - Prospectus*

              Part B - Statement of Additional Information*

     . PaineWebber Growth Fund -- Class Y Shares
       -----------------------------------------

              Part A - Prospectus*

              Part B - Statement of Additional Information*

     . Part C - Other Information

     . Signature Page

     . Exhibits


     *Incorporated by reference to Post-Effective Amendment No. 28 to the registration statement on Form N-1A of PaineWebber Olympus Fund, SEC File No. 2-94983, filed September 8, 1995.

                                                           PaineWebber Growth Fund

                                                           Class A, B and C Shares

                                                       Form N-1A Cross Reference Sheet

               Part A Item No.
               and Caption                                             Prospectus Caption
               ---------------                                         ------------------

       1.      Cover Page  . . . . . . . . . . . . . . . . . . .       Cover Page

       2.      Synopsis  . . . . . . . . . . . . . . . . . . . .       Prospectus Summary

       3.      Condensed Financial Information . . . . . . . . .       Financial Highlights; Performance Information

       4.      General Description of Registrant . . . . . . . .       Prospectus Summary; Investment Objective and
                                                                       Policies; General Information

       5.      Management of the Fund  . . . . . . . . . . . . .       Management; General Information

       6.      Capital Stock and Other Securities  . . . . . . .       Cover Page; Conversion of Class B Shares;
                                                                       Dividends and Taxes; General Information

       7.      Purchase of Securities Being Offered  . . . . . .       Purchases; Exchanges; Valuation of Shares;
                                                                       other Services and Information; Management

       8.      Redemption or Repurchase  . . . . . . . . . . . .       Redemptions; Other Services and Information

       9.      Pending Legal                                           Not Applicable
               Proceedings . . . . . . . . . . . . . . . . . . .



               Part B Item No.                                         Statement of Additional
               and Caption                                             Information Caption
               ----------------                                        -------------------------

       10.     Cover Page  . . . . . . . . . . . . . . . . . . .       Cover Page

       11.     Table of Contents . . . . . . . . . . . . . . . .       Table of Contents

       12.     General Information and History . . . . . . . . .       Other Information

       13.     Investment Objectives and Policies  . . . . . . .       Investment Policies and Restrictions; Hedging
                                                                       Strategies; Portfolio Transactions

       14.     Management of the Fund  . . . . . . . . . . . . .       Trustees and Officers






       15.     Control Persons and Principal Holders of                Trustees and Officers
               Securities  . . . . . . . . . . . . . . . . . . .

       16.     Investment Advisory and Other Services  . . . . .       Investment Advisory and Distribution
                                                                       Arrangements; Other Information

       17.     Brokerage Allocation  . . . . . . . . . . . . . .       Portfolio Transactions

       18.     Capital Stock and Other Securities  . . . . . . .       Conversion of Class B Shares; Other Information

       19.     Purchase, Redemption and Pricing of Securities          Reduced Sales Charges, Additional Exchange and
               Being Offered . . . . . . . . . . . . . . . . . .       Redemption Information and Other Services;
                                                                       Valuation of Shares

       20.     Tax Status  . . . . . . . . . . . . . . . . . . .       Taxes

       21.     Underwriters  . . . . . . . . . . . . . . . . . .       Investment Advisory and Distribution
                                                                       Arrangements

       22.     Calculation of Performance Data . . . . . . . . .       Performance Information

       23.     Financial Statements  . . . . . . . . . . . . . .       Financial Statements

     Part C
     ------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                           PaineWebber Growth Fund

                                                                Class Y Shares

                                                       Form N-1A Cross Reference Sheet

               Part A Item No.
               and Caption                                             Prospectus Caption
               ---------------                                         ------------------

       1.      Cover Page  . . . . . . . . . . . . . . . . . . .       Cover Page

       2.      Synopsis  . . . . . . . . . . . . . . . . . . . .       Fund Expenses

       3.      Condensed Financial Information . . . . . . . . .       Financial Highlights; Performance Information

       4.      General Description of Registrant . . . . . . . .       Investment Objectives and Policies; General
                                                                       Information

       5.      Management of the Fund  . . . . . . . . . . . . .       Management; General Information

       6.      Capital Stock and Other Securities  . . . . . . .       Cover Page; Dividends and Taxes; General
                                                                       Information

       7.      Purchase of Securities Being Offered  . . . . . .       Purchases; Valuation of Shares; Management

       8.      Redemption or Repurchase  . . . . . . . . . . . .       Redemptions

       9.      Pending Legal Proceedings . . . . . . . . . . . .       Not Applicable



               Part B Item No.                                         Statement of Additional
               and Caption                                             Information Caption
               ----------------                                        -------------------------

       10.     Cover Page  . . . . . . . . . . . . . . . . . . .       Cover Page

       11.     Table of Contents . . . . . . . . . . . . . . . .       Table of Contents

       12.     General Information and History . . . . . . . . .       Other Information

       13.     Investment Objectives and Policies  . . . . . . .       Investment Policies and Restrictions; Hedging
                                                                       Strategies; Portfolio Transactions

       14.     Management of the Fund  . . . . . . . . . . . . .       Trustees and Officers
       15.     Control Persons and Principal Holders of                Trustees and Officers
               Securities  . . . . . . . . . . . . . . . . . . .






       16.     Investment Advisory and Other Services  . . . . .       Investment Advisory and Distribution
                                                                       Arrangements; Other Information

       17.     Brokerage Allocation  . . . . . . . . . . . . . .       Portfolio Transactions

       18.     Capital Stock and Other Securities  . . . . . . .       Other Information

       19.     Purchase, Redemption and Pricing of Securities          Valuation of Shares
               Being Offered . . . . . . . . . . . . . . . . . .

       20.     Tax Status  . . . . . . . . . . . . . . . . . . .       Taxes

       21.     Underwriters  . . . . . . . . . . . . . . . . . .       Investment Advisory and Distribution
                                                                       Arrangements

       22.     Calculation of Performance Data . . . . . . . . .       Performance Information

       23.     Financial Statements  . . . . . . . . . . . . . .       Financial Statements


     Part C
     ------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

     PART C.  OTHER INFORMATION

     Item 24.Financial Statements and Exhibits
              ---------------------------------

     (a) Financial Statements (to be filed)

     PaineWebber Growth Fund
     -----------------------

     Included in Part A of the Registration Statement:

              Financial Highlights for one Class A share of PaineWebber Growth Fund for each of the ten years in the period ended August 31, 1995.

              Financial Highlights for one Class B share of the Fund for each of the four years in the period ended August 31, 1995 and for the period July 1, 1991 (commencement of offering) to August 31, 1991.

              Financial Highlights for one Class C share of the Fund for each of the three years in the period ended August 31, 1995 and for the period July 2, 1992 (commencement of offering) to August 31, 1992.

              Financial Highlights for one Class Y share of the Fund for each of the four years in the period ended August 31, 1995.

     Included in Part B of the Registration Statement through incorporation by reference from the Annual Report to Shareholders, previously filed with
     the Securities and Exchange Commission through EDGAR on           , 1995,
     Accession No.     :

              Portfolio of Investments at August 31, 1995

              Statement of Assets and Liabilities at August 31, 1995

              Statement of Operations for the year ended August 31, 1995

              Statement of Changes in Net Assets for the two years in the period ended August 31, 1995

              Notes to Financial Statements

              Financial Highlights for one Class A share of the Fund for each of the five years in the period ended August 31, 1995

              Financial Highlights for one Class B share of the Fund for each of the four years ended August 31, 1995 and for the period
              July 1, 1991 (commencement of offering) through August 31, 1991

              Financial Highlights for on Class Y share of the Fund for each of the four years in the period ended August 31, 1995
              Financial Highlights for one Class C share of the Fund for each of the three years in the period ended August 31, 1995 and for the period July 2, 1992 (commencement of offering) through August 31, 1992

              Report of Ernst & Young LLP, Independent Auditors, dated October __, 1995


     (b)      Exhibits:
              (1)     (a)      Declaration of Trust 1/
                      (b)      Amendment effective January 28, 1988 4/
                      (c)      Amendment effective December 21, 1990 8/
                      (d)      Amendment effective July 1, 1991 9/
                      (e)      Amendment effective July 1, 1992 12/
                      (f)      Amendment effective August 24, 1993 13/
                      (g)      Amendment effective September 29, 1993 14/
              (2)     (a)      By-laws 1/
                      (b)      Amendment to By-laws dated March 19, 1991
                      (c)      Amendment to By-Laws dated September 28, 1994 15/
              (3)     Voting trust agreement - none
              (4) Instruments defining the rights of holders of the Registrant's share of beneficial interest 16/
              (5)  (a)         Investment Advisory and Administration Contract
                               5/
              (6)     (a)      Distribution Contract with respect to Class A
                               shares 14/
                      (b)      Distribution Contract with respect to Class B
                               shares 14/

                      (c) Distribution Contract with respect to Class C shares (to be filed)
                      (d) Distribution Contract with respect to Class Y shares (to be filed)

                      (e) Exclusive Dealer Agreement with respect to Class A shares 14/
                      (f) Exclusive Dealer Agreement with respect to Class B shares 14/

                      (g) Exclusive Dealer Agreement with respect to Class C shares (to be filed)
                      (h) Exclusive Dealer Agreement with respect to Class Y shares (to be filed)

              (7)     Bonus, profit sharing or pension plans - none
              (8)     Custodian Agreement 2/
              (9)     (a)      Transfer Agency and Service Contract 6/
                      (b)      Service Contract 5/

              (10)    (a)      Opinion and consent of Kirkpatrick & Lockhart
                               LLP, counsel to the Registrant, with respect to
                               Class A and Class B shares of PaineWebber Growth
                               Fund 8/
                      (b)      Opinion and consent of Kirkpatrick & Lockhart
                               LLP, counsel to the Registrant, with respect to
                               the Class C shares of PaineWebber Growth Fund 11/
                      (c)      Opinion and consent of Kirkpatrick & Lockhart
                               LLP, counsel to the Registrant, with respect to
                               Class Y shares of PaineWebber Growth Fund 7/
              (11)    Other opinions, appraisals, rulings and consents:
                      (a)      Independent Auditor's Consent (to be filed)
              (12)    Financial statements omitted from prospectus-none
              (13)    Letter of investment intent 3/
              (14)    Prototype Retirement Plan 10/
              (15)    (a)      Plan of Distribution pursuant to Rule 12b-1 with
                               respect to Class A shares 9/
                      (b)      Plan of Distribution pursuant to Rule 12b-1 with
                               respect to Class B shares 9/
                      (c)      Plan of Distribution pursuant to Rule 12b-1 with
                               respect to Class C shares 12/
              (16)    (a)      Schedule for Computation of Performance
                               Quotations for Class A, Class B, and Class Y
                               Shares of PaineWebber Growth Fund 9/
                      (b)      Schedule for Computation of Performance
                               Quotations with respect to Class C Shares of
                               PaineWebber Growth Fund 12/
              (17) and (27)    Financial Data Schedule (to be filed)
              (18)    Plan pursuant to Rule 18f-3 17/

     ___________________________________

     1/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 2-94983, filed February 25, 1987.

     2/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 2-94983, filed December 22, 1987.

     3/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 2-94983, filed March 11, 1985.

     4/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 2-94983, filed November 3, 1988.

     5/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement, SEC File No. 2-94983, filed December 29, 1989.

     6/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement, SEC File No. 2-94983, filed November 2, 1990.

     7/ Incorporated by reference from Post-Effective Amendment No. 18 to the registration statement, SEC File No. 2-94983, filed March 26, 1991.

     8/ Incorporated by reference from Post-Effective Amendment No. 19 to the registration statement, SEC File No. 2-94983, filed May 3, 1991.

     9/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement, SEC File No. 2-94983, filed December 24, 1991.

     10/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed
              Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

     11/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement, SEC File No. 2-94983, filed June 23, 1992.

     12/ Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement, SEC File No. 2-94983, filed December 21, 1992.

     13/ Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement, SEC File No. 2-94983, filed August 27, 1993.

     14/ Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement, SEC File No. 2-94983, filed December 29, 1993.

     15/ Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement, SEC File No. 2-94983, filed December 30, 1994.

     16/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Declaration of Trust, as amended effective January 28, 1988, December 21, 1990, July 1, 1991, July 1, 1992,
              August 24, 1993 and September 29, 1993, and from Articles II, VII and X of Registrant's By-Laws, as amended March 19, 1991 and September 28, 1994.

     17/      Incorporated by reference from Post-Effective Amendment
              No. 28 to the Registration Statement, SEC File No. 2-94983, filed September 8, 1995.

     Item 25.  Persons Controlled by or under Common Control with Registrant
                -------------------------------------------------------------

     None.


     Item 26.  Number of Holders of Securities
                -------------------------------

                                                                                          Number of Record
                                                                                         Shareholders as of
       Title of Class                                                                     August 18, 1995
       --------------                                                                   -------------------

       Shares of Beneficial Interest,
       par value $0.001 per share

       PaineWebber Growth Fund

               Class A shares                                                                 17,327
               Class B shares                                                                 16,174
               Class C shares (formerly Class D)                                                   2
               Class Y shares (formerly Class C)                                               3,707



     Item 27.  Indemnification
                ---------------

     Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a Trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the Trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust or a particular series thereof; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the Trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

     Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, Trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

     Article IX of the By-laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any Trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Section 9 of the Investment Advisory and Administration Contract ("Contract") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

              Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

              Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of the Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

              Section 6 of the Service Contract provides that PaineWebber shall be indemnified and held harmless by the Trust against all liabilities, except those arising out of bad faith, gross negligence, willful misfeasance or reckless disregard of its duties under the Contract.

              Section 10 of each Distribution Contract and Section 7 of the Service Contract contain provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

              Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 28.  Business and Other Connections of Investment Adviser
                ----------------------------------------------------

              Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed on February 22, 1995 with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

     Item 29.  Principal Underwriters
                ----------------------

              a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

              ALL AMERICAN TERM TRUST INC.
              MITCHELL HUTCHINS/KIDDER, PEABODY EQUITY INCOME FUND, INC. MITCHELL HUTCHINS/KIDDER, PEABODY GOVERNMENT INCOME FUND, INC. MITCHELL HUTCHINS/INSTITUTIONAL SERIES TRUST
              MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST
              MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST II MITCHELL HUTCHINS/KIDDER, PEABODY INVESTMENT TRUST III PAINEWEBBER AMERICA FUND
              PAINEWEBBER INVESTMENT SERIES
              PAINEWEBBER MANAGED ASSETS TRUST
              PAINEWEBBER MANAGED INVESTMENTS TRUST
              PAINEWEBBER MASTER SERIES, INC.
              PAINEWEBBER MUNICIPAL SERIES
              PAINEWEBBER MUTUAL FUND TRUST
              PAINEWEBBER OLYMPUS FUND
              PAINEWEBBER PREMIER HIGH INCOME TRUST
              PAINEWEBBER PREMIER INSURED MUNICIPAL INCOME FUND INC. PAINEWEBBER PREMIER TAX-FREE INCOME FUND INC.
              PAINEWEBBER REGIONAL FINANCIAL GROWTH FUND INC.
              PAINEWEBBER SECURITIES TRUST
              PAINEWEBBER SERIES TRUST
              STRATEGIC GLOBAL INCOME FUND, INC.
              TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
              2002 TARGET TERM TRUST INC.
              GLOBAL HIGH INCOME DOLLAR FUND, INC.
              GLOBAL SMALL CAP FUND, INC.

              b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV filed February 22, 1995 with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed March 31, 1995 with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant:

       Name and                                                                          Position and
       Principal Business                                Position With                   Offices With Underwriter or
       Address                                           Registrant                      Exclusive Dealer
       ------------------                                -------------                   ----------------

       Margo N. Alexander                                President                       Director,
       1285 Avenue of the Americas                                                       President and Chief Executive
       New York, New York 10019                                                          Officer of Mitchell Hutchins

       Frank P.L. Minard                                 Trustee                         Chairman of the Board of
       1285 Avenue of the Americas                                                       Mitchell Hutchins and a
       New York, New York 10019                                                          Director of Mitchell Hutchins
                                                                                         and PaineWebber

       Teresa M. Boyle                                   Vice President                  Vice President and Manager --
       1285 Avenue of the Americas                                                       Advisory Administration of
       New York, New York 10019                                                          Mitchell Hutchins

       Joan L. Cohen                                     Vice President and Assistant    Vice President and Attorney of
       1285 Avenue of the Americas                       Secretary                       Mitchell Hutchins
       New York, New York 10019

       Ellen R. Harris                                   Vice President                  Managing Director of Mitchell
       1285 Avenue of the Americas                                                       Hutchins
       New York, New York 10019

       C. William Maher                                  Vice President and Assistant    First Vice President of
       1285 Avenue of the Americas                       Treasurer                       Mitchell Hutchins
       New York, New York 10019

       Ann E. Moran                                      Vice President and Assistant    Vice President of Mitchell
       1285 Avenue of the Americas                       Treasurer                       Hutchins
       New York, New York 10019

       Dianne E. O'Donnell                               Vice President and Secretary    Senior Vice President and
       1285 Avenue of the Americas                                                       Deputy General Counsel of
       New York, New York 10019                                                          Mitchell Hutchins

       Victoria E. Schonfeld                             Vice President                  Managing Director and General
       1285 Avenue of the Americas                                                       Counsel of Mitchell Hutchins
       New York, New York 10019

       Paul H. Schubert                                  Vice President and Assistant    First Vice President of
       1285 Avenue of the Americas                       Treasurer                       Mitchell Hutchins
       New York, New York 10019





                                         C-9






       Julian F. Sluyters                                Vice President and Treasurer    Senior Vice President and
       1285 Avenue of the Americas                                                       Director of Mutual Fund
       New York, New York 10019                                                          Finance Division of Mitchell
                                                                                         Hutchins

       Gregory K. Todd                                   Vice President                  First Vice President and
       1285 Avenue of the Americas                       and Assistant Secretary         Associate General Counsel of
       New York, New York 10019                                                          Mitchell Hutchins


     (c)      None.

     Item 30.  Location of Accounts and Records
                --------------------------------

              The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

     Item 31.  Management Services
                -------------------

              Not applicable.


     Item 32.  Undertakings
                ------------

              Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber Olympus Fund, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 30 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of November, 1995.

                                       PAINEWEBBER OLYMPUS FUND


                                       By: /s/ Gregory K. Todd
                                           ---------------------------------
                                           Gregory K. Todd
                                           Vice President and Assistant
                                             Secretary

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                                           Title                                          Date
       ---------                                           -----                                          ----

       /s/ Margo N. Alexander                              President                                      November 9, 1995
       _______________________*                            (Chief Executive Officer)
       Margo N. Alexander

       /s/ E. Garrett Bewkes, Jr.                          Trustee and Chairman                           November 9, 1995
       _____________________**                             of the Board of Trustees
       E. Garrett Bewkes, Jr.

       /s/ Meyer Feldberg                                  Trustee                                        November 9, 1995
       _____________________***
       Meyer Feldberg

       /s/ George W. Gowen                                 Trustee                                        November 9, 1995
       _____________________****
       George W. Gowen

       /s/ Frederic V. Malek                               Trustee                                        November 9, 1995
       _____________________****
       Frederic V. Malek





                                         C-11






       /s/ Frank P. L. Minard                              Trustee                                        November 9, 1995
       _____________________*****
       Frank P. L. Minard

       /s/ Judith Davidson Moyers                          Trustee                                        November 9, 1995
       _____________________****
       Judith Davidson Moyers

       /s/ Julian F. Sluyters                              Vice President and Treasurer (Chief            November 9, 1995
       _____________________******                         Financial and Accounting Officer)
       Julian F. Sluyters


                                                SIGNATURES (Continued)

     * Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

     ** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated January 3, 1994 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Series, SEC File No. 33-11025, filed March 1, 1994.

     *** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated March 28, 1991 and incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Fixed Income Portfolios, SEC File No. 2-91362, filed March 28, 1991.

     **** Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated March 27, 1990 and incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of PaineWebber Municipal Series, SEC File No. 33-11611, filed June 29, 1990.

     ***** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated November 17, 1993 and incorporated by reference from Post-Effective Amendment No. 28 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed December 29, 1993.

     ****** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated April 16, 1993 and incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed January 31, 1994.

                               PaineWebber Olympus Fund

                                    Exhibit Index

       Exhibit:
       --------



                   (1)   (a)     Declaration of Trust 1/

                         (b)     Amendment effective January 28, 1988 4/

                         (c)     Amendment effective December 21, 1990 8/

                         (d)     Amendment effective July 1, 1991 9/

                         (e)     Amendment effective July 1, 1992 12/

                         (f)     Amendment effective August 24, 1993 13/

                         (g)     Amendment effective September 29, 1993 14/

                   (2)   (a)     By-laws 1/

                         (b)     Amendment to By-laws dated March 19, 1991

                         (c)     Amendment to By-Laws dated September 28,
                                 1994 15/

                   (3)   Voting trust agreement - none

                   (4) Instruments defining the rights of holders of the Registrant's share of beneficial interest 16/

                   (5)   (a)     Investment Advisory and Administration
                                 Contract 5/

                   (6)   (a)     Distribution Contract with respect to Class
                                 A shares 14/

                         (b) Distribution Contract with respect to Class B shares 14/
                         (c)     Distribution Contract with respect to
                                 Class C shares (to be filed)

                         (d) Distribution Contract with respect to Class Y shares (to be filed)

                         (e) Exclusive Dealer Agreement with respect to Class A shares 14/

                         (f) Exclusive Dealer Agreement with respect to Class B shares 14/

                         (g) Exclusive Dealer Agreement with respect to Class Y shares (to be filed)

                         (h) Exclusive Dealer Agreement with respect to Class C shares (to be filed)

                   (7)   Bonus, profit sharing or pension plans - none

                   (8)   Custodian Agreement 2/

                   (9)   (a)     Transfer Agency and Service Contract 6/

                         (b)     Service Contract 5/

                  (10)   (a)     Opinion and consent of Kirkpatrick &
                                 Lockhart LLP, counsel to the Registrant, with respect to Class A and Class B shares of PaineWebber Growth Fund 8/

                         (b)     Opinion and consent of Kirkpatrick &
                                 Lockhart LLP, counsel to the Registrant, with respect to the Class C shares of PaineWebber Growth Fund 11/

                         (c)     Opinion and consent of Kirkpatrick &
                                 Lockhart LLP, counsel to the Registrant, with respect to Class Y shares of PaineWebber Growth Fund 7/

                  (11)   Other opinions, appraisals, rulings and consents:

                         (a)     Independent Auditor's Consent (to be filed)

                  (12)   Financial statements omitted from prospectus - none

                  (13)   Letter of investment intent 3/

                  (14)   Prototype Retirement Plan 10/

                  (15)   (a)     Plan of Distribution pursuant to Rule 12b-1
                                 with respect to Class A shares 9/
                         (b)     Plan of Distribution pursuant to Rule 12b-1
                                 with respect to Class B shares 9/

                         (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 12/

                  (16)   (a)     Schedule for Computation of Performance
                                 Quotations with respect to Class C Shares of PaineWebber Growth Fund 12/

                  (17)   and (27)  Financial Data Schedule (to be filed)

                  (18)   Plan pursuant to Rule 18f-3 17/


     _______________________________

     1/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, SEC File No. 2-94983, filed
              February 25, 1987.

     2/ Incorporated by reference from Post-Effective Amendment No. to the registration statement, SEC File No. 2-94983, filed December 22, 1987.

     3/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 2-94983, filed March 11, 1985.

     4/ Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement, SEC File No. 2-94983, filed
              November 3, 1988.

     5/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement, SEC File No. 2-94983, filed
              December 29, 1989.

     6/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement, SEC File No. 2-94983, filed
              November 2, 1990.

     7/ Incorporated by reference from Post-Effective Amendment No. 18 to the registration statement, SEC File No. 2-94983, filed March 26, 1991.

     8/ Incorporated by reference from Post-Effective Amendment No. 19 to the registration statement, SEC File No. 2-94983, filed May 3, 1991.

     9/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement, SEC File No. 2-94983, filed
              December 24, 1991.

     10/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments
              Trust, SEC File No. 2-91362, filed April 1,        1992.

     11/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement, SEC File No. 2-94983, filed June 23, 1992.

     12/ Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement, SEC File No. 2-94983, filed
              December 21, 1992.

     13/ Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement, SEC File No. 2-94983, filed
              August 27, 1993.

     14/ Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement, SEC File No. 2-94983, filed
              December 29, 1993.

     15/ Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement, SEC File No. 2-94983, filed
              December 30, 1994.

     16/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Declaration of Trust, as amended effective January 28, 1988, December 21, 1990, July 1, 1991, July 1, 1992,
              August 24, 1993 and September 29, 1993, and from Articles II, VII and X of Registrant's By-Laws, as amended March 19, 1991 and September 28, 1994.

     17/ Incorporated by reference from Post-Effective Amdendment No. 28 to the Registration Statement, SEC File No. 2-94983, filed September 8, 1995.